Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Breakdown of share-based payments expenses on entity's profit or loss
The breakdown is as follows:

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Cost of revenue	$159	$131	$84
Research and development	$1,758	$2,019	$718
Sales and marketing	$1,132	$1,397	$946
General and administrative	$2,428	$3,557	$2,342
Total	$5,477	$7,104	$4,090

Summary of movement in number and WAEP of stock options
The following table illustrates the number of shares (ADS equivalents are not presented) and weighted average exercise prices (WAEP) of, and movements in, stock options and warrants during the period:

	December 31,
	2022		2023		2024
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	5,233,437	$1.73	5,868,521	$1.51	6,811,814	$1.27
Granted during the year	1,110,288	$0.70	1,500,000	$0.54	3,520,912	$0.15
Forfeited during the year	(85,400)	$1.78	(111,887)	$1.70	(228,634)	$2.04
Exercised during the year	—	$—	—	$—	—	$—
Expired during the year	(389,804)	$2.05	(444,820)	$1.89	(681,278)	$1.49
Outstanding at period end	5,868,521	$1.51	6,811,814	$1.27	9,422,814	$0.82
Of which, warrants for consultants equivalent to employees	487,288	$1.29	724,288	$1.05	1,707,200	$0.57
Exercisable at period end	4,685,828	$1.70	5,420,965	$1.44	6,142,512	$1.17
Of which, warrants for consultants equivalent to employees	228,595	$1.73	438,739	$1.28	796,307	$0.92
The following table illustrates the number of, and movements in, restricted shares awards (RSA) based on the number of ordinary shares (ADS equivalents are not presented) during the period:

	December 31,
	2022	2023	2024
Outstanding at January 1,	10,379,481	16,752,551	13,105,349
Granted during the year	10,550,820	2,640,460	21,432,152
Forfeited during the year	(736,282)	(686,092)	(3,807,502)
Vested during the year	(3,441,468)	(5,601,570)	(5,003,288)
Outstanding at period end	16,752,551	13,105,349	25,726,711

Fair value assumptions for determining value of the grants	The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2022, 2023 and 2024:

	December 31,
	2022	2023	2024
Dividend yield (%)	—	—	—
Expected volatility (%)	57	59	58 to 62
Risk–free interest rate (%)	1.25 to 2.1	2.5	4.35 to 4.75
Assumed annual lapse rate of awards (%)	20 for all except 2 for BSA and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	0.89	0.86	0.21
Model used	Binomial	Binomial	Binomial

Fair value assumptions for determining value of the grants	The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2022, 2023 and 2024:

	December 31,
	2022	2023	2024
Dividend yield (%)	—	—	—
Expected volatility (%)	57	59	58 to 62
Risk–free interest rate (%)	1.25 to 2.1	2.5	4.35 to 4.75
Assumed annual lapse rate of awards (%)	20 for all except 2 for BSA and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	0.89	0.86	0.21
Model used	Binomial	Binomial	Binomial